Summary of Significant Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Summary of Significant Principal Accounting Policies
Schedule of concentration of customers and suppliers

The following customer accounted for 10% or more of net revenue for the years ended December 31, 2018, 2019 and 2020:

	For Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
A	637,963	879,220	1,275,875

The following customer accounted for 10% or more of balances of accounts receivable as of December 31, 2019 and 2020:

	As of December 31,
	2019	2020
	RMB	RMB
A	397,999	533,687

The following suppliers accounted for 10% or more of purchases for the years ended December 31, 2018, 2019 and 2020:

	For Year Ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
B	1,300,297	1,775,444	1,813,669

Schedule of estimated useful lives and residual rates

Property and equipment are stated at cost less accumulated depreciation and impairment. Property and equipment are depreciated at rates sufficient to write off their costs less impairment and residual value, if any, over the estimated useful lives on a straight-line basis. The estimated useful lives and residual rates are as follows:

Classification	Useful years	Residual rate
Electronic devices	3 years	0% - 5%
Vehicle	5 years	5%
Furniture and office equipment	5 years	5%
Machinery	10 years	5%
Buildings	44 years	5%
Leasehold improvement	Over the shorter of the expected life of leasehold improvements or the lease term	0%

Schedule of future minimum lease payments by year as of December 31, 2019

The following is a maturity analysis of the annual undiscounted cash flows for the annual periods ended December 31:

Fiscal Year	Operating lease
RMB
2021	193,228
2022	169,680
2023	100,769
2024	76,768
2025	57,082
Thereafter	2,719
Total lease commitment	600,246

Less: Imputed interest	(64,690)

Total operating lease liabilities	535,556
Less: current operating lease liabilities	(165,122)

Long-term operating lease liabilities	370,434